Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 2,199,678		$ 2,199,678		$ 1,661,434
Cash equivalents, at carrying value	0		0		0
Cash, uninsured amount	1,900,000		1,900,000		$ 1,400,000
Software development costs incurred	213,705	$ 394,893	743,208	$ 1,673,517
Amortization of software development costs	$ 458,973	$ 262,703	$ 1,331,823	$ 693,441